Significant Accounting Policies (FY) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Segment Analysis [Abstract]
Number of reportable segments | Segment	1
Minimum [Member]
Depreciation [Abstract]
Estimated useful lives	4 years
Maximum [Member]
Depreciation [Abstract]
Estimated useful lives	7 years
Fair Value, Level 2 [Member]
Fair Value of Financial Instruments [Abstract]
Securities owned	$ 0	$ 0
Fair Value, Level 3 [Member]
Fair Value of Financial Instruments [Abstract]
Securities owned	$ 0	$ 0